Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Revenue		$ 6,576,232		$ 6,576,232
Cost of sales		7,811,302		7,811,302
Gross (loss)		(1,235,070)		(1,235,070)
Operating expenses
Operating expenses		2,177,269	3,070,339	3,724,134	3,723,565
Professional fees		11,277,307		11,853,942
General and administrative expenses		6,487,895	691,824	10,270,680	4,059,295
Severance expense		13,200,000		13,200,000
Total operating expenses		33,142,471	3,762,163	39,048,756	7,782,860
Loss from operations		(34,377,541)	(3,762,163)	(40,283,826)	(7,782,860)
Other income (expense)
Change in the fair value of note payable		4,797,980		4,797,980
Change in fair value of warrants		206,166,000		206,166,000
Loss on issuance of debt to related party		(40,531,000)		(40,531,000)
ELOC commitment fees		(7,400,000)		(7,400,000)
Unrealized gain on derivative asset		(16,058,628)		(16,058,628)
Interest income (expense), net		(2,067,970)	9	(3,566,870)	9
Other income (expense), net		(260,732)		(322,748)
Total other income (expense)		144,645,650	9	143,084,734	9
Net income (loss)		$ 110,268,109	$ (3,762,154)	$ 102,800,908	$ (7,782,851)
Income per common share, basic	[1]	$ 0.83		$ 0.84
Income per common share, diluted	[1]	$ 0.83		$ 0.84
Weighted average number of common shares outstanding, basic	[1]	133,638,081		121,740,904
Weighted average number of common shares outstanding, diluted	[1]	133,638,081		121,740,904
XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenue
Operating expenses
Professional fees						141,557	3,706,994
Regulatory fees							337,500
Rent expenses							118,696
General and administrative expenses						69,660	446,928
Total operating expenses						211,217	4,610,118
Loss from operations						(211,217)	(4,610,118)
Other income (expense)
Interest income							24
Interest expense						(35,393)	(211,895)
Total other income (expense)						(35,393)	(211,871)
Net income (loss)						$ (246,610)	$ (4,821,989)
Income per common share, basic						$ (0.01)	$ (0.07)
Income per common share, diluted						$ (0.01)	$ (0.07)
Weighted average number of common shares outstanding, basic						17,422,029	65,477,896
Weighted average number of common shares outstanding, diluted						17,422,029	65,477,896

[1]	The historical common equity structure was in the form of membership percentages, and no shares were issued. As such, reporting periods prior to the three and six months ended June 30, 2025 will not present share or per share data.